Financial instruments - Carrying amount and fair value (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Dec. 31, 2024
Financial instruments
Carrying amount of financial assets	€ 5,706,656	€ 5,796,379
Carrying amount of financial liabilities	13,843,888	14,249,510
Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	8,626,992	8,734,362
FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	32,573	59,942
Not classified
Financial instruments
Carrying amount of financial liabilities	5,184,323	5,455,206
Accounts payable to unrelated parties
Financial instruments
Carrying amount of financial liabilities	720,845	864,500
Accounts payable to unrelated parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	720,845	864,500
Accounts payable to related parties
Financial instruments
Carrying amount of financial liabilities	126,479	80,044
Accounts payable to related parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	126,479	80,044
Short-term debt
Financial instruments
Carrying amount of financial liabilities	94,777	2,099
Short-term debt | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	94,777	2,099
Long-term debt
Financial instruments
Carrying amount of financial liabilities	6,740,017	6,836,108
Long-term debt | Level 1
Financial instruments
Fair value of financial liabilities	5,986,239	6,015,977
Long-term debt | Level 2
Financial instruments
Fair value of financial liabilities	336,432	340,921
Long-term debt | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	6,740,017	6,836,108
Lease liabilities
Financial instruments
Carrying amount of financial liabilities	3,985,834	4,140,701
Lease liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	3,985,834	4,140,701
Other current and non-current liabilities
Financial instruments
Carrying amount of financial liabilities	2,175,936	2,326,058
Other current and non-current liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	944,874	951,611
Other current and non-current liabilities | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	32,573	59,942
Other current and non-current liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	1,198,489	1,314,505
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial liabilities	3,582	15,388
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities	3,582	15,388
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial liabilities	3,582	15,388
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial liabilities	6,357	26,615
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities	6,357	26,615
Derivatives - not designated as hedging instruments | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	6,357	26,615
Derivatives embedded in vPPAs
Financial instruments
Carrying amount of financial liabilities	19,317	25,394
Derivatives embedded in vPPAs | Level 3
Financial instruments
Fair value of financial liabilities	19,317	25,394
Derivatives embedded in vPPAs | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	19,317	25,394
Variable payments outstanding for acquisition
Financial instruments
Carrying amount of financial liabilities	6,899	7,933
Variable payments outstanding for acquisition | Level 3
Financial instruments
Fair value of financial liabilities	6,899	7,933
Variable payments outstanding for acquisition | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	6,899	7,933
Put option liabilities
Financial instruments
Carrying amount of financial liabilities	1,194,907	1,299,117
Put option liabilities | Level 3
Financial instruments
Fair value of financial liabilities	1,194,907	1,299,117
Put option liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	1,194,907	1,299,117
Other financial liabilities
Financial instruments
Carrying amount of financial liabilities	944,874	951,611
Other financial liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	944,874	951,611
Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	4,665,458	4,545,477
FVPL - Assets
Financial instruments
Carrying amount of financial assets	446,825	621,094
FVOCI - Assets
Financial instruments
Carrying amount of financial assets	406,098	436,645
Not classified
Financial instruments
Carrying amount of financial assets	188,275	193,163
Cash and cash equivalents
Financial instruments
Carrying amount of financial assets	1,071,288	1,180,187
Cash and cash equivalents | Level 1
Financial instruments
Fair value of financial assets	147,322	240,990
Cash and cash equivalents | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	923,966	939,197
Cash and cash equivalents | FVPL - Assets
Financial instruments
Carrying amount of financial assets	147,322	240,990
Trade accounts and other receivables from unrelated parties
Financial instruments
Carrying amount of financial assets	3,508,673	3,345,660
Trade accounts and other receivables from unrelated parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	3,423,301	3,258,181
Trade accounts and other receivables from unrelated parties | Not classified
Financial instruments
Carrying amount of financial assets	85,372	87,479
Accounts receivable from related parties
Financial instruments
Carrying amount of financial assets	27,024	40,936
Accounts receivable from related parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	27,024	40,936
Other current and non-current assets
Financial instruments
Carrying amount of financial assets	1,099,671	1,229,596
Other current and non-current assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	291,167	307,163
Other current and non-current assets | FVPL - Assets
Financial instruments
Carrying amount of financial assets	299,503	380,104
Other current and non-current assets | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	406,098	436,645
Other current and non-current assets | Not classified
Financial instruments
Carrying amount of financial assets	102,903	105,684
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial assets	4,303	4,362
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial assets	4,303	4,362
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial assets	4,303	4,362
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial assets	40,773	21,453
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial assets	40,773	21,453
Derivatives - not designated as hedging instruments | FVPL - Assets
Financial instruments
Carrying amount of financial assets	40,773	21,453
Equity investments.
Financial instruments
Carrying amount of financial assets	116,322	187,600
Equity investments. | Level 1
Financial instruments
Fair value of financial assets	29,749	90,483
Equity investments. | Level 2
Financial instruments
Fair value of financial assets	67,711	67,963
Equity investments. | Level 3
Financial instruments
Fair value of financial assets	18,862	29,154
Equity investments. | FVPL - Assets
Financial instruments
Carrying amount of financial assets	49,788	120,813
Equity investments. | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	66,534	66,787
Debt securities
Financial instruments
Carrying amount of financial assets	434,267	465,432
Debt securities | Level 1
Financial instruments
Fair value of financial assets	434,267	465,432
Debt securities | FVPL - Assets
Financial instruments
Carrying amount of financial assets	94,703	95,574
Debt securities | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	339,564	369,858
Other financial assets
Financial instruments
Carrying amount of financial assets	504,006	550,749
Other financial assets | Level 3
Financial instruments
Fair value of financial assets	114,239	142,264
Other financial assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	291,167	307,163
Other financial assets | FVPL - Assets
Financial instruments
Carrying amount of financial assets	114,239	142,264
Other financial assets | Not classified
Financial instruments
Carrying amount of financial assets	€ 98,600	€ 101,322